UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2014

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2014

WESTERN ASSET

SHORT DURATION

MUNICIPAL INCOME FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to generate high current income exempt from regular federal income tax* while preserving capital.

*	Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Short Duration Municipal Income Fund for the six-month reporting period ended April 30, 2014. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

May 30, 2014

II	Western Asset Short Duration Municipal Income Fund

Investment commentary

Economic review

After generally expanding at a moderate pace since the end of the Great Recession, the U.S. economy experienced a setback toward the end of the six months ended April 30, 2014 (the “reporting period”). Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 4.1% during the third quarter of 2013, its best reading since the fourth quarter of 2011. The economy then moderated during the fourth quarter of 2013, as GDP growth was 2.6%. Slower growth was due to several factors, including a deceleration in private inventory investment, declining federal government spending and less residential fixed investments. The Commerce Department’s second reading for first quarter 2014 GDP growth, released after the reporting period ended, was -1.0%. This represented the first negative reading for GDP growth since the first quarter of 2011. The contraction was partially attributed to severe winter weather in the U.S., as well as slower growth overseas. In particular, the Commerce Department reported that moderating growth “primarily reflected negative contributions from private inventory investment, exports, nonresidential fixed investment, state and local government spending, and residential fixed investment that were partly offset by a positive contribution from personal consumption expenditures.”

The U.S. job market improved during the reporting period. When the period began, unemployment, as reported by the U.S. Department of Labor, was 7.0%. Unemployment then declined to 6.7% in December and 6.6% in January 2014, the latter being its lowest level since October 2008. Unemployment then ticked up to 6.7% in February 2014 and was unchanged in March 2014. Unemployment then fell to 6.3% in April, the lowest level since September 2008. However, falling unemployment during the period was partially due to a decline in the workforce participation rate, which was 62.8% in April 2014, matching its lowest level since 1978. The number of longer-term unemployed remained elevated, as roughly 35.3% of the 9.8 million Americans looking for work in April 2014 had been out of work for more than six months.

Sales of existing-homes declined at times during the reporting period given rising mortgage rates and weather-related factors. According to the National Association of Realtors (“NAR”), existing-home sales rose 1.3% on a seasonally adjusted basis in April 2014 versus the previous month’s sales. This marked the first month-over-month sales increase in 2014. The NAR reported that the median existing-home price for all housing types was $201,700 in April 2014, up 5.2% from April 2013. The inventory of homes available for sale in April 2014 was 16.8% higher than the previous month at a 5.9 month supply at the current sales pace and 6.5% higher than in April 2013.

The manufacturing sector continued to expand, although it temporarily decelerated in early 2014. Based on revised figures for the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, manufacturing expanded during all six months of the reporting period. It peaked in November 2013, with a PMI of 57.0 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). This represented the PMI’s highest reading since April 2011. The PMI then moderated somewhat in December 2013 to 56.5 and fell to 51.3 in January 2014, its weakest reading since May 2013. However, the PMI moved up to 53.2 in February, 53.7 in March and 54.9 in April 2014. During April 2014, seventeen of the eighteen industries within the PMI expanded, versus fourteen expanding in March 2014.

Western Asset Short Duration Municipal Income Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. At its meeting in December 2012, prior to the beginning of the reporting period, the Fed announced that it would continue purchasing $40 billion per month of agency mortgage-backed securities (“MBS”), as well as initially purchasing $45 billion per month of longer-term Treasuries. At a press conference following its meeting that ended on June 19, 2013, then Fed Chairman Ben Bernanke said “…the Committee currently anticipates that it would be appropriate to moderate the monthly pace of purchases later this year.” In a surprise to many investors, at its meeting that ended on September 18, 2013, the Fed did not taper its asset purchase program. Then, at its meeting that concluded on December 18, 2013, the Fed announced that it would begin reducing its monthly asset purchases, saying “Beginning in January 2014, the Committee will add to its holdings of agency MBS at a pace of $35 billion per month rather than $40 billion per month, and will add to its holdings of longer-term Treasury securities at a pace of $40 billion per month rather than $45 billion per month.” At the Fed’s meeting that concluded on January 29, 2014, it announced that in February 2014 it would further taper its asset purchases, to a total of $65 billion per month ($30 billion per month of agency MBS and $35 billion per month of longer-term Treasury securities). This was Ben Bernanke’s final meeting as the Chairman of the Federal Reserve Board. Janet Yellen was approved by the U.S. Senate in January 2014, and became Chair of the Fed on February 3, 2014. At its meeting that concluded on March 19, 2014, the Fed announced a further tapering of its asset purchases in April to a total of $55 billion per month ($25 billion per month of agency MBS and $30 billion per month of longer-term Treasuries). Finally, at its meeting that ended on April 30, 2014, the Fed cut its monthly asset purchases. Beginning in May, it will buy a total of $45 billion per month ($20 billion per month of agency MBS and $25 billion per month of longer-term Treasuries).

Q. Did Treasury yields trend higher or lower during the six months ended April 30, 2014?

A. Both short- and long-term Treasury yields moved higher during the reporting period. When the period began, the yield on the two-year Treasury was 0.31%. It fell as low as 0.28% on several occasions in November and early December 2013, and was as high as 0.47% in March and April 2014, before ending the period at 0.42%. The yield on the ten-year Treasury began the period at 2.57%, its low for the reporting period. Ten-year Treasuries peaked at 3.04% on December 31, 2013, before moving down to 2.67% at the end of the period.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. While the market was volatile at times, the spread sectors generated positive results during the reporting period. After generally weakening in November and

IV	Western Asset Short Duration Municipal Income Fund

December 2013, the spread sectors largely rallied in January and February 2014, as investor demand was solid overall. The majority of spread sectors then modestly declined in March as interest rates moved higher. However, the reporting period ended on a positive note as the spread sectors generated positive results in April. The overall bond market, as measured by the Barclays U.S. Aggregate Indexv, gained 1.74% during the six months ended April 30, 2014.

Q. How did the municipal bond market perform versus the taxable bond market over the reporting period?

A. The municipal bond market outperformed its taxable bond counterpart during the six months ended April 30, 2014. Over that period, the Barclays Municipal Bond Indexvi and the Barclays U.S. Aggregate Index gained 4.08% and 1.74%, respectively. The municipal market was volatile at times given the negative fallout from the city of Detroit’s bankruptcy filing and credit concerns in Puerto Rico.

Performance review

For the six months ended April 30, 2014, Class A shares of Western Asset Short Duration Municipal Income Fund, excluding sales charges, returned 0.90%. The Fund’s unmanaged benchmark, the Barclays Three-Year Municipal Bond Indexvii, returned 0.75% for the same period. The Lipper Short Municipal Debt Funds Category Average1 returned 0.56% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of April 30, 2014 (unaudited)
(excluding sales charges)	6 months
Western Asset Short Duration Municipal Income Fund:
Class A	0.90%
Class C	0.72%
Class I	0.94%
Barclays Three-Year Municipal Bond Index	0.75%
Lipper Short Municipal Debt Funds Category Average[1]	0.56%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The 30-Day SEC Yields for the period ended April 30, 2014 for Class A, Class C and

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 98 funds in the Fund’s Lipper category, and excluding sales charges.

Western Asset Short Duration Municipal Income Fund	V

Investment commentary (cont’d)

Class I shares were 0.90%, 0.57% and 0.99%, respectively. The 30- Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2014, the gross total annual operating expense ratios for Class A, Class C and Class I shares were 0.66%, 1.02% and 0.60%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

May 30, 2014

RISKS: The Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Although the Fund seeks to minimize risk by investing in municipal securities from a number of different states and localities, the Fund may, from time to time, invest over 25% of its assets in municipal securities from one state or region. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

VI	Western Asset Short Duration Municipal Income Fund

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi	The Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

vii	The Barclays Three-Year Municipal Bond Index is a broad measure of the municipal bond market with maturities of approximately three years.

Western Asset Short Duration Municipal Income Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of April 30, 2014 and October 31, 2013. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Short Duration Municipal Income Fund 2014 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2013 and held for the six months ended April 30, 2014.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	0.90%	$1,000.00	$1,009.00	0.66%	$3.29	Class A	5.00%	$1,000.00	$1,021.52	0.66%	$3.31
Class C	0.72	1,000.00	1,007.20	1.02	5.08	Class C	5.00	1,000.00	1,019.74	1.02	5.11
Class I	0.94	1,000.00	1,009.40	0.60	2.99	Class I	5.00	1,000.00	1,021.82	0.60	3.01

2	Western Asset Short Duration Municipal Income Fund 2014 Semi-Annual Report

[1]	For the six months ended April 30, 2014.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Short Duration Municipal Income Fund 2014 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — April 30, 2014

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s portfolio and the exposure relative to the selected benchmark as of the end of the reporting period.

Benchmark	— Barclays Three-Year Municipal Bond Index
WA Short Duration	— Western Asset Short Duration Municipal Income Fund

4	Western Asset Short Duration Municipal Income Fund 2014 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — April 30, 2014

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected sectors benchmark as of the end of the reporting period.

Benchmark	— Barclays Three-Year Municipal Bond Index
WA Short Duration	— Western Asset Short Duration Municipal Income Fund

Western Asset Short Duration Municipal Income Fund 2014 Semi-Annual Report	5

Schedule of investments (unaudited)

April 30, 2014

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 95.4%
Alabama — 1.2%
Alabama State Public School & College Authority	5.000%	5/1/14	$7,500,000	$7,500,000
Fairfield, AL, IDB, Environmental Improvement Revenue, U.S. Steel Corp. Project	5.375%	6/1/15	11,855,000	12,116,758
Jefferson County, AL, Sewer Revenue:
Subordinated Lien	5.000%	10/1/15	500,000	518,730
Subordinated Lien	5.000%	10/1/16	1,000,000	1,067,660
Subordinated Lien	5.000%	10/1/17	2,250,000	2,445,548
Subordinated Lien	5.000%	10/1/18	2,000,000	2,199,420
Total Alabama				25,848,116
Alaska — 0.6%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II	4.000%	6/1/17	675,000	731,835
State Capital Project II	5.000%	6/1/18	200,000	227,210
State Capital Project II	5.000%	12/1/18	500,000	573,705
State Capital Project II	5.000%	6/1/19	300,000	346,491
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/18	10,000,000	11,447,700
Total Alaska				13,326,941
Arizona — 1.2%
Arizona State, COP, Department of Administration, AGM	5.000%	10/1/14	12,405,000	12,643,672
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue	4.000%	7/1/18	2,200,000	2,448,006
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue	5.000%	7/1/18	2,000,000	2,306,260
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue	5.000%	7/1/19	4,670,000	5,460,211
Yavapai County, AZ, IDA, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.125%	6/1/18	2,500,000	2,545,575	(a)(b)(c)
Total Arizona				25,403,724
Arkansas — 0.1%
Springdale, AR, Sales & Use Tax Revenue	4.000%	7/1/17	1,140,000	1,237,060
Springdale, AR, Sales & Use Tax Revenue	4.000%	7/1/18	1,000,000	1,093,990
Total Arkansas				2,331,050
California — 10.8%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
Episcopal Senior Communities	2.000%	7/1/14	335,000	335,422
Episcopal Senior Communities	3.000%	7/1/15	410,000	416,683
Episcopal Senior Communities	3.000%	7/1/16	800,000	820,200
Episcopal Senior Communities	4.000%	7/1/18	1,565,000	1,646,943

See Notes to Financial Statements.

6	Western Asset Short Duration Municipal Income Fund 2014 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Bay Area, CA, Toll Authority, Toll Bridge Revenue, San Francisco Bay Area	0.820%	10/1/19	$5,250,000	$5,281,867	(b)(c)
California State Department of Water Resources, Power Supply Revenue	5.000%	5/1/14	9,250,000	9,250,000
California State Department of Water Resources, Power Supply Revenue	5.000%	5/1/15	7,000,000	7,334,670
California State Economic Recovery, GO	5.000%	7/1/14	10,520,000	10,599,636	(b)(c)
California State Health Facilities Financing Authority Revenue:
Northern California Retired Officers Community — Paradise Valley Estates Project	4.000%	1/1/16	1,040,000	1,100,112
Northern California Retired Officers Community — Paradise Valley Estates Project	3.000%	1/1/17	480,000	506,131
Northern California Retired Officers Community — Paradise Valley Estates Project	4.000%	1/1/18	1,290,000	1,415,388
California State Public Works Board, Lease Revenue:
California State University Project	5.000%	9/1/18	675,000	779,936
California State University Project	5.000%	9/1/19	1,180,000	1,396,447
Department of Corrections & Rehabilitation	3.000%	9/1/17	750,000	800,670
Department of Corrections & Rehabilitation	5.000%	9/1/17	600,000	679,698
Department of Corrections & Rehabilitation	4.000%	9/1/18	1,000,000	1,112,660
Department of Corrections & Rehabilitation	5.000%	9/1/18	1,000,000	1,154,550
Department of Corrections & Rehabilitation	4.000%	9/1/19	1,200,000	1,341,804
Department of Corrections & Rehabilitation	5.000%	9/1/19	750,000	876,660
Judicial Council Projects	3.000%	3/1/18	3,190,000	3,405,102
California State, GO	0.670%	12/1/16	25,000,000	25,015,250	(b)(c)
California State, GO	4.000%	9/1/17	1,500,000	1,658,610
California State, GO	5.000%	9/1/17	5,000,000	5,692,350
California State, GO	4.000%	12/1/17	20,000,000	21,893,600	(b)(c)
California State, GO, Various Purpose	5.000%	10/1/18	10,000,000	11,649,200
California Statewide CDA Revenue, Kaiser Permanente	5.000%	5/1/17	11,565,000	13,020,141	(b)(c)
Central Valley Financing Authority, CA, Cogeneration Project Revenue:
Carson Ice Generation Project	5.000%	7/1/15	750,000	786,863
Carson Ice Generation Project	5.000%	7/1/16	1,000,000	1,083,960
Contra Costa, CA, Water District Revenue	5.000%	10/1/15	14,115,000	15,057,176
Contra Costa, CA, Water District Revenue	4.000%	10/1/16	4,750,000	5,160,162
Contra Costa, CA, Water District Revenue	5.000%	10/1/16	9,000,000	9,992,430
Contra Costa, CA, Water District Revenue	5.000%	10/1/18	2,000,000	2,327,020
Contra Costa, CA, Water District Revenue	5.000%	10/1/19	2,100,000	2,485,014

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2014 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2014

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
El Dorado, CA, Irrigation District, COP	3.500%	8/1/15	$1,085,000	$1,117,756
Irvine, CA, Improvement Bond Act 1915, Assessment District No. 12-1	3.000%	9/2/16	1,490,000	1,547,454
Lee Lake, CA, PFA Revenue	4.000%	9/1/16	1,530,000	1,601,910
Lee Lake, CA, PFA Revenue	4.000%	9/1/18	1,500,000	1,576,500
Los Angeles, CA, Department of Airports Revenue, Ontario International, NATL	5.000%	5/15/18	1,400,000	1,499,834	(a)
Mount San Antonio, CA, Community College District, GO	5.000%	9/1/17	400,000	455,248
Mount San Antonio, CA, Community College District, GO	5.000%	9/1/18	500,000	581,165
Oakland-Alameda County, CA, Coliseum Authority Lease Revenue	5.000%	2/1/16	1,930,000	2,074,557
Oakland-Alameda County, CA, Coliseum Authority Lease Revenue	5.000%	2/1/17	3,530,000	3,898,356
Port of Oakland, CA	5.000%	5/1/16	2,500,000	2,707,275	(a)
Port of Oakland, CA	5.000%	5/1/17	2,250,000	2,503,080	(a)
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.000%	6/1/19	1,700,000	2,014,194
Riverside, CA, USD, Financing Authority Revenue	3.000%	9/1/15	1,575,000	1,613,950
Riverside, CA, USD, Financing Authority Revenue	3.000%	9/1/16	1,625,000	1,681,908
Riverside, CA, USD, Financing Authority Revenue	4.000%	9/1/17	1,370,000	1,465,832
Sacramento, CA, Cogeneration Authority Project Revenue:
Procter & Gamble Project	5.000%	7/1/14	650,000	654,303
Procter & Gamble Project	5.000%	7/1/15	875,000	918,846
Procter & Gamble Project	5.000%	7/1/16	1,000,000	1,086,200
San Bernardino County, CA, COP, Arrowhead Project	5.000%	8/1/14	5,000,000	5,056,050
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/14	2,000,000	2,003,740
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/15	4,300,000	4,503,347
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	4.000%	11/1/14	3,090,000	3,148,123	(d)
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	4.000%	11/1/14	1,910,000	1,945,832
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	5.000%	11/1/15	3,020,000	3,235,386	(d)
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	5.000%	11/1/15	1,870,000	2,001,349
Sweetwater, CA, Union High School District, GO, BAN	5.000%	1/1/18	7,650,000	8,674,794
Upland, CA, Successor Agency to the Upland Community Redevelopment Agency Revenue, Merged Project Tax Allocation	4.000%	9/1/18	650,000	712,888
Total California				226,356,232

See Notes to Financial Statements.

8	Western Asset Short Duration Municipal Income Fund 2014 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Colorado — 1.5%
Colorado State Health Facilities Authority Revenue:
Catholic Health Initiatives	5.000%	11/11/14	$5,000,000	$5,119,900	(b)(c)
Evangelical Lutheran Good Samaritan Society	5.000%	12/1/14	10,000,000	10,222,400	(b)(c)
Denver, CO, Urban Renewal Authority Tax Increment Revenue:
Stapleton	5.000%	12/1/16	1,850,000	2,035,444
Stapleton	5.000%	12/1/17	4,000,000	4,482,160
Stapleton	5.000%	12/1/18	5,265,000	5,959,190
Plaza, CO, Metropolitan District #1 Revenue	4.000%	12/1/16	1,000,000	1,037,380
Plaza, CO, Metropolitan District #1 Revenue	5.000%	12/1/17	1,000,000	1,073,210
Plaza, CO, Metropolitan District #1 Revenue	5.000%	12/1/19	1,000,000	1,084,800
Total Colorado				31,014,484
Connecticut — 2.6%
Bridgeport, CT, GO	5.000%	8/15/14	1,000,000	1,011,760
Bridgeport, CT, GO	5.000%	8/15/15	3,950,000	4,153,148
Bridgeport, CT, GO	5.000%	8/15/16	1,575,000	1,712,403
Bridgeport, CT, GO	5.000%	8/15/17	1,660,000	1,851,332
Bridgeport, CT, GO	5.000%	8/15/18	1,740,000	1,953,707
Connecticut State HEFA Revenue:
Connecticut State University	5.000%	11/1/16	1,195,000	1,321,252
Connecticut State University	5.000%	11/1/17	1,260,000	1,432,847
Connecticut State, GO	0.650%	4/15/16	4,300,000	4,325,714	(b)
Connecticut State, GO	0.490%	9/15/16	2,000,000	2,005,060	(b)
Connecticut State, GO	0.800%	4/15/17	4,000,000	4,040,400	(b)
Connecticut State, GO	0.640%	9/15/17	5,000,000	5,014,500	(b)
Connecticut State, GO	0.770%	9/15/17	3,000,000	3,005,730	(b)(c)
Connecticut State, GO:
GAAP Conversion	5.000%	10/15/18	3,500,000	4,075,575
GAAP Conversion	5.000%	10/15/19	8,900,000	10,502,178
SIFMA Index	0.540%	3/1/18	2,500,000	2,501,675	(b)
Connecticut State, Resources Recovery Authority Revenue:
Covanta Southeastern Connecticut Co.	4.000%	11/15/14	1,755,000	1,789,784	(a)
Covanta Southeastern Connecticut Co.	4.000%	11/15/15	2,635,000	2,765,670	(a)
West Haven, CT, GO:
AGM	3.000%	8/1/15	500,000	509,290
AGM	5.000%	8/1/16	1,095,000	1,183,837
Total Connecticut				55,155,862

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2014 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

April 30, 2014

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
District of Columbia — 0.2%
Metropolitan Washington DC, Airports Authority System Revenue	5.000%	10/1/15	$2,000,000	$2,130,860	(a)
Metropolitan Washington DC, Airports Authority System Revenue	4.000%	10/1/18	1,000,000	1,086,570	(a)
Total District of Columbia				3,217,430
Florida — 5.8%
Broward County, FL, School Board, COP	4.000%	7/1/17	2,000,000	2,182,640
Broward County, FL, School Board, COP	5.000%	7/1/17	3,945,000	4,427,355
Citizens Property Insurance Corp., FL, Coastal	5.000%	6/1/15	10,000,000	10,499,400
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/14	640,000	640,000
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/16	1,075,000	1,141,758
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/17	1,000,000	1,084,560
Escambia County, FL, PCR Revenue, Gulf Power Co. Project	1.550%	6/15/16	4,250,000	4,347,197	(b)(c)
Florida State Board of Education, Lottery Revenue	5.000%	7/1/15	20,380,000	21,515,777
Jacksonville Electric Authority, FL, Electric System Revenue	4.000%	10/1/18	1,000,000	1,109,340
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/16	2,000,000	2,206,800
Manatee County, FL, Revenue, Refunding & Improvement	5.000%	10/1/18	1,100,000	1,263,526
Miami-Dade County, FL, Aviation Revenue	4.000%	10/1/15	3,125,000	3,278,906	(a)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/16	1,750,000	1,926,523	(a)
Miami-Dade County, FL, Aviation Revenue	4.000%	10/1/17	1,000,000	1,094,200	(a)
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/17	900,000	1,008,549
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/18	1,500,000	1,710,060
Miami-Dade County, FL, Expressway Authority Toll System Revenue:
Assured Guaranty	3.000%	7/1/14	3,620,000	3,636,037	(d)
Assured Guaranty	3.000%	7/1/14	1,695,000	1,702,678
Assured Guaranty	3.000%	7/1/15	2,120,000	2,182,222
Miami-Dade County, FL, School Board, COP	4.000%	4/1/16	1,645,000	1,747,566
Miami-Dade County, FL, School Board, COP	5.000%	8/1/16	25,000,000	27,062,500	(b)(c)
Miami-Dade County, FL, School Board, COP	5.000%	8/1/17	2,000,000	2,252,260
Miami-Dade County, FL, Special Obligation, Capital Asset Acquisition, AGM	4.000%	4/1/15	1,225,000	1,267,091
Orange County, FL, Tourist Development Tax Revenue	5.000%	10/1/15	15,235,000	16,222,837
Osceola County, FL, Capital Improvements Revenue	5.000%	10/1/14	1,990,000	2,017,601

See Notes to Financial Statements.

10	Western Asset Short Duration Municipal Income Fund 2014 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Village, FL, Community Development District #6, Special Assessment Revenue	3.000%	5/1/15	$1,410,000	$1,433,759
Village, FL, Community Development District #6, Special Assessment Revenue	3.000%	5/1/17	1,500,000	1,533,645
Village, FL, Community Development District #6, Special Assessment Revenue	3.000%	5/1/18	1,565,000	1,589,758
Total Florida				122,084,545
Georgia — 3.8%
Atlanta, GA, Development Authority Student Housing Revenue, Piedmont/Ellis LLC University Commons Project	5.000%	9/1/18	1,010,000	1,154,652
Burke County, GA, Development Authority Revenue:
Georgia Power Co. Plant Vogtle Project	1.375%	4/4/17	2,400,000	2,414,040	(b)(c)
Georgia Transmission Corp. Vogtle Project	1.250%	5/1/15	15,000,000	15,082,650	(b)(c)
Oglethorpe Power Corp. Vogtle Project	2.400%	4/1/20	12,000,000	11,922,360	(b)(c)
Burke County, GA, Development Authority, PCR Revenue:
Georgia Power Co. Plant Vogtle Project	1.550%	6/21/16	15,000,000	15,103,650	(b)(c)
Georgia Power Co. Plant Vogtle Project	1.750%	6/1/17	19,700,000	19,960,040	(b)(c)
Monroe County, GA, Development Authority, PCR:
Gulf Power Co.	1.700%	6/21/17	2,500,000	2,542,100	(b)(c)
Gulf Power Co., Plant Scherer Project	2.000%	6/21/18	6,500,000	6,687,460	(b)(c)
Richmond County, GA, Board of Education, GO	5.000%	10/1/16	2,250,000	2,489,513
Richmond County, GA, Board of Education, GO	5.000%	10/1/17	2,750,000	3,128,290
Total Georgia				80,484,755
Hawaii — 0.1%
Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue:
Kahala Senior Living Community Inc.	4.000%	11/15/14	1,000,000	1,010,650
Kahala Senior Living Community Inc.	4.500%	11/15/16	1,335,000	1,395,996
Kahala Senior Living Community Inc.	5.000%	11/15/18	400,000	436,108
Total Hawaii				2,842,754
Illinois — 6.4%
Chicago, IL, O’Hare International Airport Revenue, General, Senior Lien	4.000%	1/1/19	20,000,000	21,704,400	(a)
Chicago, IL, Park District, GO:
Harbor Facilities	4.000%	1/1/18	1,150,000	1,240,367
Harbor Facilities	5.000%	1/1/19	1,000,000	1,116,190
Chicago, IL, Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/15	2,155,000	2,303,846
Illinois Finance Authority, Gas Supply Revenue, Peoples Gas Light & Coke Co.	2.625%	8/1/15	6,000,000	6,135,420	(b)(c)

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2014 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

April 30, 2014

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Illinois Finance Authority, National Rural Utilities Cooperative Finance Corp., Gtd. Solid Waste Disposal Revenue, Prairie Power Inc.	3.000%	5/6/14	$11,760,000	$11,760,823	(b)(c)
Illinois State Finance Authority Revenue, Ascension Health	5.000%	5/1/17	4,000,000	4,485,080	(b)(c)
Illinois State Unemployment Insurance, Fund Building Receipts Revenue	5.000%	6/15/17	5,000,000	5,567,700
Illinois State Unemployment Insurance, Fund Building Receipts Revenue	5.000%	12/15/17	4,000,000	4,454,160
Illinois State, GO	5.000%	1/1/15	45,000,000	46,362,600
Illinois State, GO	3.000%	2/1/16	4,500,000	4,673,745
Illinois State, GO	5.000%	5/1/16	1,500,000	1,622,205	(e)
Illinois State, GO	5.000%	4/1/17	3,750,000	4,154,550
Illinois State, GO	4.000%	7/1/18	9,000,000	9,872,550
Illinois State, GO	5.000%	7/1/19	8,000,000	9,165,680
Total Illinois				134,619,316
Indiana — 2.7%
Indiana Finance Authority Water Utility Revenue, Citizens Energy	3.000%	10/1/14	4,000,000	4,042,920
Indiana Finance Authority, Wastewater Utility Revenue, CWA Authority	3.000%	10/1/16	10,340,000	10,868,167
Indiana Health Facility Financing Authority Revenue:
Ascension Health	4.000%	6/1/16	21,000,000	22,204,140	(b)(c)
Ascension Health	5.000%	7/28/16	4,000,000	4,332,560	(b)(c)
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc.	2.800%	6/2/14	15,260,000	15,358,580	(b)(c)
Total Indiana				56,806,367
Iowa — 1.3%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Co. Project	5.000%	12/1/19	25,920,000	26,398,224
Kentucky — 0.8%
Kentucky Public Transportation Infrastructure Authority Toll Revenue, BAN, Downtown Crossing Project	5.000%	7/1/17	10,000,000	11,130,300
Kentucky State Property & Building Commission, EDR	5.000%	5/1/14	2,035,000	2,035,000
Kentucky State Property & Building Commission Revenue, AGM	5.250%	10/1/15	3,800,000	4,062,504
Russell, KY, Revenue, Bon Secours Health Systems Inc.	4.000%	11/1/15	300,000	312,675
Total Kentucky				17,540,479
Louisiana — 0.1%
Louisiana Local Government Environmental Facilities & CDA, Louisiana Community & Technical College System Facilities Corp. Project	4.000%	10/1/14	1,500,000	1,522,470

See Notes to Financial Statements.

12	Western Asset Short Duration Municipal Income Fund 2014 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Louisiana — continued
Louisiana Stadium & Exposition District	5.000%	7/1/18	$350,000	$395,994
Total Louisiana				1,918,464
Maryland — 0.1%
Maryland State Transportation Authority, Passenger Facility Charge Revenue, Baltimore/Washington International	5.000%	6/1/17	1,965,000	2,193,333	(a)
Massachusetts — 2.8%
Massachusetts State DFA Revenue:
Avon Associates LLC Project, AGM	4.000%	10/1/14	915,000	924,946
Avon Associates LLC Project, AGM	4.000%	4/1/16	970,000	1,010,158
Avon Associates LLC Project, AGM	4.000%	10/1/17	1,020,000	1,071,000
Boston University	0.700%	3/30/17	7,000,000	7,001,610	(b)(c)
Partners Healthcare System Inc.	0.670%	1/30/18	9,000,000	9,011,250	(b)(c)
Massachusetts State Port Authority Revenue	5.000%	7/1/14	5,000,000	5,039,250	(a)
Massachusetts State Port Authority Revenue	5.000%	7/1/15	4,010,000	4,221,006	(a)
Massachusetts State School Building Authority, Sales Tax Revenue	5.000%	5/15/19	1,200,000	1,417,980
Massachusetts State, GO:
Consolidated Loan	0.500%	9/1/14	7,500,000	7,501,275	(b)
Consolidated Loan	0.460%	1/1/17	21,000,000	21,034,860	(b)
Total Massachusetts				58,233,335
Michigan — 4.4%
Detroit, MI, City School District, GO:
School Building & Site Improvement, Q-SBLF	5.000%	5/1/15	1,275,000	1,314,678
School Building & Site Improvement, Q-SBLF	5.000%	5/1/16	2,000,000	2,119,640
School Building & Site Improvement, Q-SBLF	5.000%	5/1/17	2,500,000	2,712,000
Michigan Finance Authority Revenue, Detroit School District	5.000%	6/1/16	23,000,000	24,128,610
Michigan State Building Authority Revenue:
Facilities Program	4.000%	10/15/14	2,915,000	2,964,584
Facilities Program	4.000%	10/15/15	2,030,000	2,136,656
Michigan State Finance Authority Revenue:
Hospital Oakwood Obligated Group	3.000%	11/1/15	3,795,000	3,901,753
Hospital Oakwood Obligated Group	4.000%	11/1/16	2,240,000	2,383,674
Hospital Oakwood Obligated Group	4.000%	11/1/17	4,645,000	4,998,856
Michigan State Strategic Fund Ltd. Obligation Revenue, Detroit Edison Co.	5.250%	8/1/14	11,000,000	11,124,520	(b)(c)
River Rouge, MI, School District, GO	5.000%	5/1/16	1,160,000	1,255,700
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	5.000%	9/1/18	1,600,000	1,834,208	(e)

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2014 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

April 30, 2014

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Wayne County, MI, Airport Authority Revenue:
Detroit Metropolitan Airport	5.000%	12/1/14	$2,810,000	$2,881,318	(a)
Detroit Metropolitan Airport	5.000%	12/1/15	27,680,000	29,465,637	(a)
Total Michigan				93,221,834
Minnesota — 0.1%
Minnesota Agricultural & Economic Development Board Revenue, Essentia Health Care	5.000%	2/15/15	1,340,000	1,382,679
Mississippi — 0.1%
Mississippi State Development Bank Special Obligation Revenue, City of Jackson, Capital City Convention Center, Municipal Government Gtd.	5.000%	3/1/19	1,000,000	1,150,640
Missouri — 0.2%
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills	2.850%	9/1/18	3,500,000	3,530,660
Nebraska — 0.2%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3	5.000%	9/1/18	4,050,000	4,520,326
New Hampshire — 0.2%
New Hampshire State Business Finance Authority Solid Waste Disposal Revenue, Waste Management Inc.	2.125%	6/1/18	5,000,000	5,091,150	(a)(b)(c)
New Jersey — 8.0%
Hamilton Township, NJ, Mercer County, GO	3.000%	8/1/17	1,750,000	1,852,620
Hamilton Township, NJ, Mercer County, GO	4.000%	8/1/18	1,000,000	1,096,670
Hudson County, NJ, Improvement Authority Revenue, County GTD Pooled Notes	1.000%	5/13/15	1,696,000	1,708,584	(e)
Lenape, NJ, Regioinal High School District, GO, School Board Reserve Fund	4.000%	3/15/18	1,000,000	1,090,280
Mount Laurel Township, NJ, Board of Education, GO:
School Board Reserve Fund	4.000%	8/1/17	1,000,000	1,090,010
School Board Reserve Fund	4.000%	8/1/18	1,000,000	1,097,530
New Jersey EDA Revenue:
School Facilities	4.000%	9/1/14	4,000,000	4,049,600	(d)
School Facilities	5.000%	9/1/15	3,000,000	3,185,100	(d)
School Facilities	5.000%	9/1/16	4,605,000	5,071,533
School Facilities Construction	5.000%	12/15/14	2,000,000	2,058,980	(d)
New Jersey Health Care Facilities Financing Authority Revenue, Catholic Health East	5.000%	11/15/14	4,710,000	4,831,471
New Jersey State EDA Lease Revenue:
Rutgers University	5.000%	6/15/18	1,000,000	1,142,460
Rutgers University	5.000%	6/15/19	1,380,000	1,602,001

See Notes to Financial Statements.

14	Western Asset Short Duration Municipal Income Fund 2014 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
New Jersey State EDA Revenue	5.000%	6/15/14	$4,000,000	$4,021,480
New Jersey State EDA Revenue	5.000%	6/15/16	5,000,000	5,422,200
New Jersey State EDA Revenue	5.000%	6/15/17	6,000,000	6,670,740
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	5,440,000	5,528,128	(a)
School Facilities Construction	5.000%	3/1/19	10,000,000	11,461,500
New Jersey State EFA Revenue:
Rider University	5.000%	7/1/17	1,000,000	1,088,070
University of Medicine & Dentistry of New Jersey	6.000%	12/1/14	5,000,000	5,168,100	(d)
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.000%	12/1/15	4,500,000	4,812,165
New Jersey State Transportation Trust Fund Authority Revenue, Transportation Program	4.000%	6/15/18	5,000,000	5,519,650
New Jersey State Turnpike Authority Revenue	0.870%	1/1/24	32,500,000	32,526,325	(b)(c)(f)
New Jersey State Turnpike Authority Revenue	0.650%	1/1/16	32,500,000	32,514,950	(b)(c)
New Jersey State Turnpike Authority Revenue	0.600%	1/1/17	5,150,000	5,153,347	(b)
New Jersey State Turnpike Authority Revenue	0.670%	1/1/18	3,000,000	3,002,280	(b)
New Jersey State Turnpike Authority Revenue	5.000%	1/1/18	460,000	523,034
Newark, NJ, GO, Qualified General Improvement	5.000%	7/15/18	4,000,000	4,532,120
North Hudson, NJ, Sewerage Authority, Gross Revenue Lease Certificates	4.000%	6/1/16	650,000	686,582
North Hudson, NJ, Sewerage Authority, Gross Revenue Lease Certificates	4.000%	6/1/17	775,000	830,296
Rutgers State University Revenue	5.000%	5/1/17	750,000	837,652
Rutgers State University Revenue	4.000%	5/1/18	750,000	824,783
Rutgers State University Revenue	5.000%	5/1/18	300,000	341,505
Rutgers State University Revenue	5.000%	5/1/19	1,500,000	1,735,800
Trenton, NJ, GO	4.000%	7/15/18	1,370,000	1,511,644
Union County, NJ, GO	4.000%	3/1/18	1,000,000	1,094,470
Union County, NJ, GO	4.000%	3/1/19	1,500,000	1,657,590
Total New Jersey				167,341,250
New Mexico — 0.1%
Albuquerque, NM, Airport Revenue, AGM	5.000%	7/1/15	1,800,000	1,897,938	(a)
New York — 9.8%
Babylon, NY, Industrial Development Agency Resource Recovery Revenue, Covanta Babylon Inc.	5.000%	1/1/15	4,295,000	4,417,279
Build NYC Resource Corp., NY, Revenue:
YMCA of Greater New York Project	5.000%	8/1/16	840,000	910,291
YMCA of Greater New York Project	5.000%	8/1/17	660,000	733,412

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2014 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

April 30, 2014

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Erie County, NY, Fiscal Stability Authority Revenue:
Sales Tax & State Aid Secured	5.000%	1/15/19	$1,000,000	$1,155,600
Sales Tax & State Aid Secured	4.000%	3/15/19	600,000	667,080
Greece, NY, CSD, GO	5.000%	12/15/17	650,000	745,225
Nassau County, NY, Local Economic Assistance Corp. Revenue:
South Nassau Communities Hospital	4.000%	7/1/15	480,000	495,370
South Nassau Communities Hospital	4.000%	7/1/16	1,280,000	1,355,174
South Nassau Communities Hospital	5.000%	7/1/18	1,275,000	1,421,370
Winthrop University Hospital Assistance Project	4.000%	7/1/16	1,000,000	1,061,160
Winthrop University Hospital Assistance Project	5.000%	7/1/18	685,000	772,961
New York City, NY, HDC Revenue	5.000%	7/1/16	2,650,000	2,896,317
New York City, NY, HDC Revenue	5.000%	7/1/17	4,375,000	4,878,125
New York City, NY, HDC Revenue	5.000%	7/1/18	3,250,000	3,691,090
New York City, NY, Health & Hospital Corp. Revenue, Health System	5.000%	2/15/15	4,000,000	4,148,480
New York City, NY, Industrial Development Agency, Airport Facilities Revenue:
Transportation Infrastructure Properties LLC	5.000%	7/1/14	1,750,000	1,758,715	(a)
Transportation Infrastructure Properties LLC	5.000%	7/1/15	2,000,000	2,069,540	(a)
Transportation Infrastructure Properties LLC	5.000%	7/1/16	2,545,000	2,702,459	(a)
New York City, NY, TFA Revenue, Future Tax Secured	5.000%	11/1/14	20,935,000	21,436,184
New York City, NY, Trust for Cultural Resources Revenue, Juilliard School	2.100%	7/1/15	4,000,000	4,076,920	(b)(c)
New York State Dormitory Authority Revenues, Non-State Supported Debt, Interagency Council Pooled Loan Program	4.000%	7/1/16	1,085,000	1,149,438
New York State Energy Research & Development Authority, PCR, New York State Electric & Gas Corp.	2.125%	3/15/15	14,000,000	14,131,040
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations	5.000%	5/1/19	38,000,000	43,914,700
New York State Thruway Authority Service Contract Revenue, Local Highway & Bridge	5.000%	4/1/15	33,000,000	34,441,440
New York State Thruway Authority, State Personal Income Tax Revenue:
Transportation	5.000%	3/15/17	1,250,000	1,405,012
Transportation	4.000%	3/15/18	1,000,000	1,110,930
Transportation	5.000%	3/15/18	625,000	717,912
Transportation	5.000%	3/15/19	500,000	584,810

See Notes to Financial Statements.

16	Western Asset Short Duration Municipal Income Fund 2014 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Orange County, NY, Funding Corp. Revenue:
Mount St. Mary College	3.000%	7/1/15	$1,115,000	$1,144,458
Mount St. Mary College	4.000%	7/1/16	1,020,000	1,083,954
Mount St. Mary College	4.000%	7/1/17	1,060,000	1,145,797
Mount St. Mary College	4.000%	7/1/18	1,110,000	1,195,781
Schenectady County, NY, Capital Resource Corp. Revenue, FHA 242, Ellis Hospital	1.750%	2/15/18	3,225,000	3,188,590
Tobacco Settlement Financing Corp., NY, Revenue	5.000%	6/1/21	7,500,000	8,398,125
Tobacco Settlement Financing Corp., NY, Revenue	5.000%	6/1/22	7,000,000	7,824,670
Triborough Bridge & Tunnel Authority, NY, Revenue	5.000%	11/15/14	20,000,000	20,495,400	(b)(c)
Utility Debt Securitization Authority, NY, Revenue:
Restructuring	5.000%	6/15/18	1,500,000	1,641,240
Restructuring	5.000%	12/15/18	1,000,000	1,114,920
Total New York				206,080,969
North Carolina — 0.2%
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Wake Forest Baptist Obligated Group	0.860%	12/1/17	4,790,000	4,768,349	(b)(c)
North Dakota — 0.1%
McLean County, ND, Solid Waste Facilities Revenue, Great River Energy	3.500%	7/1/15	3,000,000	3,061,140	(a)(b)(c)
Ohio — 3.9%
Jobsohio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/17	1,350,000	1,487,403
Jobsohio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/18	1,000,000	1,122,510
Jobsohio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/19	2,200,000	2,511,938
Montgomery County, OH, Revenue, Miami Valley Hospital	5.250%	11/15/14	2,650,000	2,702,311	(b)(c)
Ohio State Air Quality Development Authority Revenue:
Columbus Southern Power Co.	3.875%	6/1/14	5,000,000	5,008,550	(b)(c)
FirstEnergy Generation Corp.	2.250%	9/15/16	18,000,000	18,127,980	(b)(c)
Pollution Control, FirstEnergy Nuclear Generation Corp.	3.750%	12/1/14	20,995,000	21,301,737	(b)(c)
U.S. Steel Corp. Project	5.375%	11/1/15	9,660,000	9,926,133
Ohio State Higher Educational Facility Commission Revenue, Oberlin College	5.000%	10/1/14	3,000,000	3,057,840
Ohio State Hospital Revenue, University Hospitals Health System Inc.	5.000%	1/15/17	1,360,000	1,492,410
Ohio State University Revenue	5.000%	12/1/14	6,605,000	6,788,949
Ohio State University Revenue	5.000%	12/1/14	395,000	405,906	(d)

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2014 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

April 30, 2014

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
Ohio State Water Development Authority Revenue:
FirstEnergy Generation Corp.	2.250%	9/15/16	$3,150,000	$3,105,679	(b)(c)
Water Development, Fresh Water Revenue	5.000%	12/1/18	3,000,000	3,517,380
Water Development, Fresh Water Revenue	5.000%	6/1/19	1,665,000	1,965,533
Total Ohio				82,522,259
Oklahoma — 0.2%
Oklahoma State Development Finance Authority:
St. John Health System Inc.	5.000%	2/15/16	1,545,000	1,663,872
St. John Health System Inc.	5.000%	2/15/17	1,500,000	1,667,880
Total Oklahoma				3,331,752
Oregon — 0.5%
Clackamas County, OR, Hospital Facility Authority Revenue, Legacy Health System	5.000%	7/15/14	5,000,000	5,036,800	(b)(c)
Medford, OR, Hospital Facilities Authority Revenue:
Rogue Valley Manor	3.000%	10/1/16	1,025,000	1,056,755
Rogue Valley Manor	4.000%	10/1/18	1,070,000	1,141,615
Oregon State Health & Science University Revenue	5.000%	7/1/16	1,000,000	1,085,300
Portland, OR, River District Urban Renewal & Redevelopment	5.000%	6/15/18	1,000,000	1,122,440
Total Oregon				9,442,910
Pennsylvania — 7.6%
Allegheny County, PA, Higher Education Building Authority University Revenue:
Duquesne University of the Holy Spirit	5.000%	3/1/18	1,000,000	1,109,450
Duquesne University of the Holy Spirit	5.000%	3/1/19	500,000	561,030
Allegheny County, PA, Hospital Development Authority Revenue, University Pittsburgh Medical Center	5.000%	5/15/15	8,250,000	8,651,115
Beaver County, PA, IDA Revenue, FirstEnergy Generation Corp. Project	2.150%	3/1/17	11,200,000	11,117,792
Beaver County, PA, IDA, PCR, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	10,000,000	10,180,300	(b)(c)
Delaware River Port Authority, PA, Revenue:
Port District Project	4.000%	1/1/15	1,000,000	1,018,680
Port District Project	5.000%	1/1/16	1,215,000	1,287,135
Port District Project	5.000%	1/1/17	2,100,000	2,262,099
Port District Project	5.000%	1/1/18	1,235,000	1,348,509
Port District Project	5.000%	1/1/19	3,490,000	3,872,713
Montgomery County, PA, Higher Education & Health Authority Hospital Revenue, Abington Memorial Hospital	5.000%	6/1/14	2,670,000	2,679,345

See Notes to Financial Statements.

18	Western Asset Short Duration Municipal Income Fund 2014 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue, PPL Energy Supply LLC	3.000%	9/1/15	$25,250,000	$25,861,050	(b)(c)
Pennsylvania State Economic Development Financing Authority, Exempt Facilities Revenue:
Amtrak Project	5.000%	11/1/15	500,000	533,955	(a)
Amtrak Project	5.000%	11/1/16	325,000	352,602	(a)
Amtrak Project	5.000%	11/1/17	1,920,000	2,126,861	(a)
Amtrak Project	3.000%	11/1/18	750,000	773,565	(a)
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	1/1/21	3,000,000	3,486,540
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	7/1/21	7,500,000	8,461,650
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	1/1/22	4,000,000	4,507,720
Pennsylvania State Higher EFA Revenue:
AICUP Financing Program-Messiah College	4.000%	11/1/17	1,145,000	1,234,654
AICUP Financing Program-Messiah College	4.000%	11/1/18	700,000	757,001
Delaware Valley College of Science & Agriculture	3.000%	11/1/15	675,000	682,567
Delaware Valley College of Science & Agriculture	4.000%	11/1/17	1,030,000	1,071,509
Shippensburg University Student Services Inc.	4.000%	10/1/16	300,000	310,935
Shippensburg University Student Services Inc.	4.000%	10/1/17	265,000	276,660
Shippensburg University Student Services Inc.	4.000%	10/1/18	560,000	584,584
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	1.050%	4/1/15	1,250,000	1,254,387	(a)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	1.750%	4/1/17	1,000,000	1,007,650	(a)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	1.850%	10/1/17	625,000	629,531	(a)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	2.000%	4/1/18	1,000,000	1,006,750	(a)
Pennsylvania State IDA, Economic Development	5.000%	7/1/17	3,630,000	4,073,840
Pennsylvania State Turnpike Commission Revenue:
SIFMA	0.720%	12/1/17	14,000,000	14,032,480	(b)
SIFMA	0.740%	12/1/18	9,750,000	9,740,055	(b)
Philadelphia, PA, Hospitals & Higher EFA Revenue:
Temple University Health System	5.000%	7/1/15	1,000,000	1,022,170
Temple University Health System	5.000%	7/1/16	1,000,000	1,036,530
Temple University Health System	5.000%	7/1/17	1,000,000	1,040,450
Philadelphia, PA, School District, GO	5.000%	9/1/14	10,000,000	10,148,200
St. Mary Hospital Authority, PA, Health System Revenue, Catholic Health East	4.000%	11/15/14	4,330,000	4,418,375

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2014 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

April 30, 2014

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Susquehanna, PA, Area Regional Airport Authority System Revenue	5.000%	1/1/18	$3,405,000	$3,679,443	(a)
Trinity, PA, Area School District, GO:
AGM	4.000%	11/1/16	5,040,000	5,396,580
AGM	5.000%	11/1/17	4,875,000	5,461,706
Total Pennsylvania				159,058,168
South Carolina — 1.1%
Piedmont Municipal Power Agency, SC, Electric Revenue	5.000%	1/1/15	2,000,000	2,059,080
South Carolina State Jobs-EDA Revenue:
Bon Secours Health Systems Inc.	4.000%	11/1/15	500,000	521,505
Bon Secours Health Systems Inc.	4.500%	11/1/17	500,000	548,835
Bon Secours Health Systems Inc.	5.000%	11/1/18	1,500,000	1,688,835
South Carolina State Public Service Authority Revenue:
Santee Cooper Project	5.000%	12/1/16	8,000,000	8,890,560
Santee Cooper Project	5.000%	12/1/17	8,000,000	9,132,240
Total South Carolina				22,841,055
Tennessee — 2.1%
Memphis, TN, Electric Systems Revenue	5.000%	12/1/15	25,000,000	26,862,250
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	9/1/15	6,000,000	6,293,220
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	9/1/16	5,000,000	5,402,600
Tennessee State Energy Acquisition Corp., Gas Revenue	5.000%	2/1/16	5,145,000	5,448,246
Total Tennessee				44,006,316
Texas — 10.8%
Central Texas Regional Mobility Authority Revenue:
Senior Lien	4.000%	1/1/15	250,000	254,323
Senior Lien	5.000%	1/1/16	250,000	263,785
Senior Lien	5.000%	1/1/18	1,000,000	1,098,910
Senior Lien	5.000%	1/1/19	500,000	555,060
Clear Creek, TX, ISD, GO	3.000%	8/14/19	9,000,000	9,625,410	(b)(c)
Clifton, TX, Higher Education Finance Corp., Education Revenue, Uplift Education	1.950%	12/1/15	250,000	246,638
Dallas, TX, GO	5.000%	2/15/18	1,675,000	1,921,409
Dallas-Fort Worth, TX, International Airport Revenue	4.000%	11/1/14	3,500,000	3,564,785
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/14	2,500,000	2,558,475
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/16	1,000,000	1,109,850
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/17	2,000,000	2,277,320
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/18	1,000,000	1,153,270
Goose Creek, TX, Consolidated ISD, GO, Schoolhouse	4.000%	2/15/19	1,000,000	1,125,660

See Notes to Financial Statements.

20	Western Asset Short Duration Municipal Income Fund 2014 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Gulf Coast, TX, Waste Disposal Authority, U.S. Steel Corp. Project	5.750%	9/1/17	$3,000,000	$3,156,840
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Memorial Hermann Healthcare System	0.320%	6/1/14	2,100,000	2,100,231	(b)
Memorial Hermann Healthcare System	0.420%	6/1/15	1,700,000	1,700,799	(b)
Memorial Hermann Healthcare System	0.520%	6/1/16	2,175,000	2,176,892	(b)
Memorial Hermann Healthcare System	0.620%	6/1/17	3,600,000	3,604,284	(b)
Memorial Hermann Healthcare System	0.870%	6/1/20	1,065,000	1,062,476	(b)
Harris County, TX, Revenue:
Toll Road	0.490%	8/15/15	3,715,000	3,718,752	(b)
Toll Road	0.590%	8/15/16	1,600,000	1,601,808	(b)
Toll Road	0.760%	8/15/16	10,000,000	10,010,500	(b)(c)
Toll Road	0.750%	8/15/17	5,500,000	5,519,635	(b)
Toll Road	0.900%	8/15/18	4,500,000	4,520,385	(b)
Houston, TX, Airport System Revenue	5.000%	7/1/16	8,715,000	9,505,450	(a)
Houston, TX, Airport System Revenue	5.000%	7/1/17	10,000,000	11,216,100	(a)
Katy, TX, ISD, GO, PSFG	5.000%	8/15/17	3,475,000	3,925,673	(b)(c)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/15	2,000,000	2,084,280	(a)
Southwest Airlines Co. Project	5.000%	11/1/17	7,710,000	8,328,728	(a)
Lower Colorado River, TX, Authority Revenue	5.000%	5/15/14	9,890,000	9,908,692
Lower Colorado River, TX, Authority Revenue	5.000%	5/15/14	110,000	110,146	(d)
Mission, TX, Economic Development Corp., Solid Waste Disposal Revenue, Waste Management Inc. Project	1.500%	8/1/14	5,000,000	5,012,250	(a)(b)(c)
North Texas Tollway Authority Revenue, First Tier	1.000%	1/1/19	8,000,000	8,002,000	(b)(c)
San Antonio, TX, GO:
General Improvement	5.000%	2/1/18	1,980,000	2,272,268
General Improvement	5.000%	2/1/19	1,395,000	1,637,060
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	5.000%	10/1/17	1,000,000	1,130,720
Texas A & M University Revenue:
Financing System	5.000%	5/15/17	1,625,000	1,837,111
Financing System	5.000%	5/15/18	1,000,000	1,158,810
Financing System	5.000%	5/15/19	2,250,000	2,656,305
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.625%	12/15/17	38,325,000	42,197,741
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/15	2,700,000	2,849,391

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2014 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

April 30, 2014

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/16	$3,265,000	$3,539,848
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, 1st Tier	5.000%	12/15/17	4,000,000	4,391,040
Texas State Public Finance Authority Revenue, Unemployment Compensation	5.000%	7/1/16	20,000,000	21,478,400	(g)
Texas State Transportation Commission Turnpike System Revenue	1.250%	2/15/15	18,000,000	18,077,940	(b)(c)
Total Texas				226,247,450
U.S. Virgin Islands — 0.3%
Virgin Islands Public Finance Authority Revenue:
Senior Lien	5.000%	10/1/14	3,000,000	3,050,760
Subordinated Lien	5.000%	10/1/14	3,250,000	3,304,990
Total U.S. Virgin Islands				6,355,750
Utah — 0.8%
Nebo, UT, School District, GO:
School Board Guaranty	2.000%	7/1/16	1,245,000	1,265,182
School Board Guaranty	2.000%	7/1/17	1,000,000	1,012,380
School Board Guaranty	2.000%	7/1/18	2,100,000	2,115,834
School Board Guaranty	2.000%	7/1/19	2,195,000	2,203,231
Utah County, UT, Environmental Improvement Revenue, U.S. Steel Corp. Project	5.375%	11/1/15	10,000,000	10,275,500
Total Utah				16,872,127
Virginia — 1.6%
Henrico County, VA, EDA Revenue, Bon Secours Health Systems Inc.	4.000%	11/1/16	700,000	744,366
Virginia State Public School Authority, School Financing	5.000%	8/1/14	15,000,000	15,175,200
Wise County, VA, IDA, Solid Waste and Sewer Disposal Revenue, Virginia Electric & Power Co.	2.375%	11/1/15	10,000,000	10,274,800	(b)(c)
York County, VA, EDA, PCR, Virginia Electric & Power Co.	4.050%	5/16/19	7,000,000	7,000,000	(b)(c)(e)
Total Virginia				33,194,366
Washington — 0.4%
Chelan County, WA, Public Utility, District No. 1, Consolidated Revenue	5.250%	7/1/14	6,000,000	6,043,620	(a)
Spokane, WA, Public Facilities District Revenue	5.000%	12/1/18	1,130,000	1,296,573
Washington State Health Care Facilities Authority Revenue, PeaceHealth	5.000%	11/1/14	1,550,000	1,585,480
Total Washington				8,925,673
West Virginia — 0.3%
West Virginia State, EDA, Solid Waste Disposal Facilities Revenue, Appalachian Power Co.	2.250%	9/1/16	6,000,000	6,082,980	(a)(b)(c)

See Notes to Financial Statements.

22	Western Asset Short Duration Municipal Income Fund 2014 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Wisconsin — 0.3%
Milwaukee County, WI, Airport Revenue	5.000%	12/1/14	$805,000	$826,848	(a)
Wisconsin State Petroleum Inspection Fee Revenue	5.000%	7/1/14	3,750,000	3,780,150
Wisconsin State Transportation Revenue	4.000%	7/1/17	1,500,000	1,651,740
Total Wisconsin				6,258,738
Total Investments before Short-Term Investments (Cost — $1,976,248,706)				2,002,961,890
Short-Term Investments — 3.9%
Florida — 0.1%
Pinellas County, FL, Health Facilities Authority Revenue, Baycare Healthcare System, LOC-Wells Fargo Bank N.A.	0.130%	11/1/38	1,600,000	1,600,000	(h)(i)
Georgia — 0.1%
Private Colleges & Universities Authority, GA, Educational Facilities Revenue, Agnes Scott College, LOC-Wells Fargo Bank N.A.	0.130%	6/1/23	1,500,000	1,500,000	(h)(i)
Illinois — 0.1%
Illinois DFA, IDR, Profile Packaging Inc. Project, LOC-LaSalle Bank N.A.	0.270%	7/1/18	1,300,000	1,300,000	(a)(h)(i)
Missouri — 0.4%
Missouri State HEFA Revenue, St. Louis University, SPA-U.S. Bank NA	0.140%	10/1/24	9,500,000	9,500,000	(h)(i)
New Hampshire — 0.4%
New Hampshire State Business Finance Authority, Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	0.260%	11/1/20	8,500,000	8,500,000	(a)(h)(i)
New York — 2.3%
New York City, NY, GO:
AGM, SPA-Dexia Credit Local	0.290%	11/1/26	350,000	350,000	(h)(i)
LIQ-Dexia Credit Local	0.290%	4/1/35	9,900,000	9,900,000	(h)(i)
SPA-Dexia Credit Local	0.290%	8/1/28	11,700,000	11,700,000	(h)(i)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.280%	6/15/32	8,000,000	8,000,000	(h)(i)
SPA-Dexia Credit Local	0.290%	6/15/32	900,000	900,000	(h)(i)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	0.290%	8/1/22	6,050,000	6,050,000	(h)(i)
Future Tax Secured, SPA-Dexia Credit Local	0.290%	8/1/23	4,200,000	4,200,000	(h)(i)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.290%	11/1/22	4,800,000	4,800,000	(h)(i)
New York, NY, GO, Subordinated, LOC-Dexia Credit Local	0.290%	3/1/34	1,690,000	1,690,000	(h)(i)
Total New York				47,590,000

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2014 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

April 30, 2014

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
North Carolina — 0.1%
Charlotte, NC, COP, 2003 Governmental Facilities Project	0.120%	6/1/33	$1,500,000	$1,500,000	(h)(i)
North Carolina Capital Facilities Finance Agency, Student Revenue, UNCP University Foundation Inc., LOC-Wells Fargo Bank N.A.	0.130%	7/1/31	380,000	380,000	(h)(i)
Total North Carolina				1,880,000
Pennsylvania — 0.1%
Mercer County, PA, GO	0.180%	10/1/31	2,700,000	2,700,000	(h)(i)
South Carolina — 0.0%
North Charleston, SC, COP, Public Facilities Convention Project, LOC-Bank of America N.A.	0.100%	9/1/19	500,000	500,000	(h)(i)
Vermont — 0.2%
Vermont State Housing Finance Agency Revenue	0.130%	5/1/33	1,655,000	1,655,000	(a)(h)(i)
Vermont State Housing Finance Agency Revenue:
FSA, SPA-Depfa Bank PLC	0.140%	11/1/34	1,200,000	1,200,000	(a)(h)(i)
Multiple Purpose, SPA-Bank of New York Mellon	0.140%	11/1/37	2,400,000	2,400,000	(a)(h)(i)
Total Vermont				5,255,000
Washington — 0.1%
Washington State Housing Finance Commission, Overlake School Project, LOC-Wells Fargo Bank	0.130%	10/1/29	1,400,000	1,400,000	(h)(i)
Total Short-Term Investments (Cost — $81,725,000)				81,725,000
Total Investments — 99.3% (Cost — $2,057,973,706#)				2,084,686,890
Other Assets in Excess of Liabilities — 0.7%				14,477,974
Total Net Assets — 100.0%				$2,099,164,864

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Maturity date shown represents the mandatory tender date.

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Security is purchased on a when-issued basis.

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(g)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

24	Western Asset Short Duration Municipal Income Fund 2014 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Abbreviations used in this schedule:
ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AICUP	— Association of Independent Colleges and Universities of Pennsylvania
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSD	— Central School District
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FSA	— Financial Security Assurance — Insured Bonds
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PSFG	— Permanent School Fund Guaranty
Q-SBLF	— Qualified School Board Loan Fund
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority
UNCP	— University of North Carolina at Penbroke
USD	— Unified School District

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2014 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

April 30, 2014

Western Asset Short Duration Municipal Income Fund

Ratings Table*
Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	5.9%
AA/Aa	30.8
A	46.1
BBB/Baa	9.1
BB/Ba	3.1
B/B	0.3
A-1/VMIG 1	3.8
NR	0.9
100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See Notes to Financial Statements.

26	Western Asset Short Duration Municipal Income Fund 2014 Semi-Annual Report

Statement of assets and liabilities (unaudited)

April 30, 2014

Assets:
Investments, at value (Cost — $2,057,973,706)	$2,084,686,890
Cash	26,608
Interest receivable	23,797,531
Receivable for Fund shares sold	6,387,542
Receivable for securities sold	55,000
Prepaid expenses	144,160
Total Assets	2,115,097,731

Liabilities:
Payable for securities purchased	8,662,475
Payable for Fund shares repurchased	5,360,880
Investment management fee payable	781,274
Service and/or distribution fees payable	588,108
Distributions payable	154,738
Accrued expenses	385,392
Total Liabilities	15,932,867
Total Net Assets	$2,099,164,864

Net Assets:
Par value (Note 7)	$4,068
Paid-in capital in excess of par value	2,082,036,889
Undistributed net investment income	49,612
Accumulated net realized loss on investments	(9,638,889)
Net unrealized appreciation on investments	26,713,184
Total Net Assets	$2,099,164,864

Shares Outstanding:
Class A	97,279,752
Class C	247,023,752
Class I	62,542,481

Net Asset Value:
Class A (and redemption price)	$5.16
Class C*	$5.16
Class I (and redemption price)	$5.16
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$5.28

*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges (See Note 2).

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2014 Semi-Annual Report	27

Statement of operations (unaudited)

For the Six Months Ended April 30, 2014

Investment Income:
Interest	$22,252,566

Expenses:
Investment management fee (Note 2)	4,790,669
Service and/or distribution fees (Notes 2 and 5)	3,661,446
Transfer agent fees (Note 5)	477,658
Registration fees	125,304
Legal fees	88,576
Fund accounting fees	85,313
Audit and tax	30,837
Insurance	22,719
Shareholder reports	20,516
Trustees’ fees	18,910
Custody fees	5,859
Miscellaneous expenses	5,986
Total Expenses	9,333,793
Net Investment Income	12,918,773

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Loss from Investment Transactions	(2,339,336)
Change in Net Unrealized Appreciation (Depreciation) from Investments	5,861,269
Net Gain on Investments	3,521,933
Increase in Net Assets from Operations	$16,440,706

See Notes to Financial Statements.

28	Western Asset Short Duration Municipal Income Fund 2014 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended April 30, 2014 (unaudited) and the Year Ended October 31, 2013	2014	2013

Operations:
Net investment income	$12,918,773	$24,505,135
Net realized loss	(2,339,336)	(1,435,206)
Change in net unrealized appreciation (depreciation)	5,861,269	(21,608,376)
Increase in Net Assets From Operations	16,440,706	1,461,553

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(12,893,049)	(24,505,124)
Decrease in Net Assets From Distributions to Shareholders	(12,893,049)	(24,505,124)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	475,437,604	1,666,869,675
Reinvestment of distributions	11,985,094	22,693,526
Cost of shares repurchased	(625,428,183)	(1,639,159,744)
Increase (Decrease) in Net Assets From Fund Share Transactions	(138,005,485)	50,403,457
Increase (Decrease) in Net Assets	(134,457,828)	27,359,886

Net Assets:
Beginning of period	2,233,622,692	2,206,262,806
End of period*	$2,099,164,864	$2,233,622,692
*Includesundistributed net investment income of:	$49,612	$23,888

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2014 Semi-Annual Report	29

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2014[2]	2013	2012	2011	2010	2009

Net asset value, beginning of period	$5.15	$5.20	$5.16	$5.16	$5.08	$4.90

Income (loss) from operations:
Net investment income	0.04	0.06	0.08	0.10	0.09	0.11
Net realized and unrealized gain (loss)	0.01	(0.05)	0.04	(0.00) [3]	0.08	0.19
Total income from operations	0.05	0.01	0.12	0.10	0.17	0.30

Less distributions from:
Net investment income	(0.04)	(0.06)	(0.08)	(0.10)	(0.09)	(0.12)
Total distributions	(0.04)	(0.06)	(0.08)	(0.10)	(0.09)	(0.12)

Net asset value, end of period	$5.16	$5.15	$5.20	$5.16	$5.16	$5.08
Total return[4]	0.90%	0.29%	2.35%	1.90%	3.31%	6.21%

Net assets, end of period (000s)	$501,980	$533,298	$508,851	$413,831	$352,911	$241,364

Ratios to average net assets:
Gross expenses	0.66%[5]	0.66%	0.65%	0.65%	0.66%	0.66%
Net expenses[6,7]	0.66 [5]	0.66	0.65	0.65	0.66	0.66
Net investment income	1.43 [5]	1.25	1.55	1.89	1.69	2.16

Portfolio turnover rate	9%	28%	10%	21%	15%	12%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2014 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

30	Western Asset Short Duration Municipal Income Fund 2014 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2014[2]	2013	2012	2011	2010	2009

Net asset value, beginning of period	$5.15	$5.20	$5.16	$5.16	$5.08	$4.90

Income (loss) from operations:
Net investment income	0.03	0.05	0.06	0.08	0.07	0.08
Net realized and unrealized gain (loss)	0.01	(0.05)	0.04	(0.00) [3]	0.08	0.20
Total income from operations	0.04	0.00 [3]	0.10	0.08	0.15	0.28

Less distributions from:
Net investment income	(0.03)	(0.05)	(0.06)	(0.08)	(0.07)	(0.10)
Total distributions	(0.03)	(0.05)	(0.06)	(0.08)	(0.07)	(0.10)

Net asset value, end of period	$5.16	$5.15	$5.20	$5.16	$5.16	$5.08
Total return[4]	0.72%	(0.07)%	1.99%	1.53%	2.94%	5.81%

Net assets, end of period (000s)	$1,274,442	$1,410,227	$1,456,232	$1,055,424	$1,173,874	$785,921

Ratios to average net assets:
Gross expenses	1.02%[5]	1.02%	1.01%	1.02%	1.01%	0.99%
Net expenses[6,7]	1.02 [5]	1.02	1.01	1.02	1.01	0.99
Net investment income	1.07 [5]	0.89	1.18	1.52	1.33	1.60

Portfolio turnover rate	9%	28%	10%	21%	15%	12%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2014 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2014 Semi-Annual Report	31

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2014[2]	2013	2012	2011	2010	2009

Net asset value, beginning of period	$5.15	$5.20	$5.16	$5.16	$5.08	$4.91

Income (loss) from operations:
Net investment income	0.04	0.07	0.09	0.10	0.09	0.11
Net realized and unrealized gain (loss)	0.01	(0.05)	0.04	(0.00) [3]	0.08	0.19
Total income from operations	0.05	0.02	0.13	0.10	0.17	0.30

Less distributions from:
Net investment income	(0.04)	(0.07)	(0.09)	(0.10)	(0.09)	(0.13)
Total distributions	(0.04)	(0.07)	(0.09)	(0.10)	(0.09)	(0.13)

Net asset value, end of period	$5.16	$5.15	$5.20	$5.16	$5.16	$5.08
Total return[4]	0.94%	0.39%	2.50%	2.04%	3.47%	6.13%

Net assets, end of period (000s)	$322,743	$290,098	$241,180	$145,029	$137,323	$48,792

Ratios to average net assets:
Gross expenses	0.60%[5]	0.60%	0.51%	0.52%	0.51%	0.52%
Net expenses[6,7]	0.60 [5]	0.56 [8]	0.51	0.52	0.51	0.52
Net investment income	1.49 [5]	1.35	1.68	2.02	1.84	2.14

Portfolio turnover rate	9%	28%	10%	21%	15%	12%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2014 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

32	Western Asset Short Duration Municipal Income Fund 2014 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Western Asset Short Duration Municipal Income Fund 2014 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

34	Western Asset Short Duration Municipal Income Fund 2014 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds†	—	$2,002,961,890	—	$2,002,961,890
Short-term investments†	—	81,725,000	—	81,725,000
Total investments	—	$2,084,686,890	—	$2,084,686,890

†	See Schedule of Investments for additional detailed categorizations.

(b) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

Western Asset Short Duration Municipal Income Fund 2014 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of April 30, 2014, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C and Class I shares did not exceed 0.75%, 1.10% and 0.60%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

The investment manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

36	Western Asset Short Duration Municipal Income Fund 2014 Semi-Annual Report

There is a maximum initial sales charge of 2.25% for Class A shares. Class A and Class C shares acquired in an exchange from another Legg Mason Partners Fund subject to a contingent deferred sales charge (“CDSC”), remain subject to the original fund’s CDSC while held in the Fund. In certain cases, Class A shares have a 0.50% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2014, LMIS and its affiliates retained sales charges of $4,068 on sales of the Fund’s Class A shares. In addition, for the six months ended April 30, 2014, CDSCs paid to LMIS and its affiliates were:

	Class A	Class C
CDSCs	$101,560	$378

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$186,972,811
Sales	214,709,627

At April 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$30,008,462
Gross unrealized depreciation	(3,295,278)
Net unrealized appreciation	$26,713,184

4. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended April 30, 2014, the Fund did not invest in any derivative instruments.

5. Class specific expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service and/or distribution fee with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.50% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

Western Asset Short Duration Municipal Income Fund 2014 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

For the six months ended April 30, 2014, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$383,851	$66,144
Class C	3,277,595	241,371
Class I	—	170,143
Total	$3,661,446	$477,658

6. Distributions to shareholders by class

	Six Months Ended April 30, 2014	Year Ended October 31, 2013
Net Investment Income:
Class A	$3,642,386	$6,745,429
Class C	6,965,344	13,934,570
Class I	2,285,319	3,825,125
Total	$12,893,049	$24,505,124

7. Shares of beneficial interest

At April 30, 2014, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2014		Year Ended October 31, 2013
	Shares	Amount	Shares	Amount
Class A
Shares sold	23,526,367	$121,248,507	75,554,020	$390,906,555
Shares issued on reinvestment	648,697	3,344,904	1,200,049	6,201,321
Shares repurchased	(30,418,233)	(156,779,305)	(71,096,723)	(367,712,352)
Net increase (decrease)	(6,243,169)	$(32,185,894)	5,657,346	$29,395,524

Class C
Shares sold	43,441,106	$223,895,709	188,850,078	$978,348,664
Shares issued on reinvestment	1,294,784	6,674,294	2,568,446	13,272,929
Shares repurchased	(71,517,592)	(368,501,631)	(197,744,536)	(1,022,286,531)
Net decrease	(26,781,702)	$(137,931,628)	(6,326,012)	$(30,664,938)

Class I
Shares sold	25,272,198	$130,293,388	57,531,644	$297,614,456
Shares issued on reinvestment	381,236	1,965,896	623,106	3,219,276
Shares repurchased	(19,425,124)	(100,147,247)	(48,226,910)	(249,160,861)
Net increase	6,228,310	$32,112,037	9,927,840	$51,672,871

38	Western Asset Short Duration Municipal Income Fund 2014 Semi-Annual Report

8. Capital loss carryforward

As of October 31, 2013, the Fund had the following net capital loss carryforwards remaining:

Year of Expiration	Amount
10/31/2014	$(489,111)
10/31/2015	(943,924)
10/31/2016	(110,168)
10/31/2018	(3,990,875)
$(5,534,078)

These amounts will be available to offset any future taxable capital gains.

9. Recent accounting pronouncement

The Fund has adopted the disclosure provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) — Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) — Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of assets and liabilities or subject to a master netting agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions.

Western Asset Short Duration Municipal Income Fund 2014 Semi-Annual Report	39

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Income Trust (the “Trust”) held on November 11-12, 2013, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Western Asset Short Duration Municipal Income Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the meeting and considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. The Independent Trustees considered the Management Agreement and Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the

40	Western Asset Short Duration Municipal Income Fund

Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and Sub-Advisory Agreement.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s policies and practices regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

Western Asset Short Duration Municipal Income Fund	41

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds classified as short municipal debt funds by Lipper, showed, among other data, that the Fund’s performance for the 1-year period ended June 30, 2013 was below the median and that its performance for the 3-, 5- and 10-year periods ended June 30, 2013 was above the median. The Board noted the explanations from the Manager and the Subadviser concerning the Fund’s relative performance versus the peer group for the various periods.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund.

In addition, the Board received and considered information comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, Subadviser’s fees and the amount of the management fees retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of retail level-load funds (including the Fund) classified as short municipal debt funds and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and

42	Western Asset Short Duration Municipal Income Fund

Actual Management Fee were above the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board took into account management’s discussion of the Fund’s expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2015.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed previously by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that although the Fund’s Contractual Management Fee does not have breakpoints, the Contractual Management Fee was below the asset-weighted average of management fees paid by the other funds in the same Lipper investment classification/objective at lower asset levels and approximately equivalent to the asset-weighted average at higher asset levels.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

Western Asset Short Duration Municipal Income Fund	43

Western Asset

Short Duration Municipal Income Fund

Trustees

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Kenneth D. Fuller

President

Stephen R. Gross

Richard E. Hanson Jr.

Diana R. Harrington

Chair

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Short Duration Municipal Income Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Short Duration Municipal Income Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Short Duration Municipal Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2014 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2014 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD02771 6/14 SR14-2206

ITEM 2.	CODE OF ETHICS. Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS. Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS. (a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	June 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	June 25, 2014

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	June 25, 2014